Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Item 402(v) Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or our Compensation Committee view the link between our performance and our named executive officers’ pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section beginning on page 23.
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.

Fiscal Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for non-PEO NEOs(1)(2)	Average Compensation Actually Paid to non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income(6) (in thousands)	Revenue(7) (in millions)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2025	$3,428,169	$13,703,322	$12,493,135	$12,843,542	$113.94	$288.90	$1,010,238	$4,665
2024	$28,082,133	$21,165,565	$11,660,924	$8,969,101	$84.68	$220.03	$637,462	$4,527
2023	$75,959,683	$43,840,026	$32,519,158	$20,324,162	$98.30	$142.05	$103,711	$4,393
2022	$1,115,089	($26,702,869)	$512,500	($19,780,384)	$202.20	$183.20	$1,375,639	$4,100
2021	$949,748	$89,602,053	$10,281,937	$78,892,651	$487.64	$146.11	$672,316	$2,651

(1)	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Fiscal Year	PEO	Non-PEO NEOs
2025	Eric S. Yuan	Michelle Chang, Kelly Steckelberg, Aparna Bawa and Velchamy Sankarlingam
2024	Eric S. Yuan	Kelly Steckelberg, Aparna Bawa and Velchamy Sankarlingam
2023	Eric S. Yuan	Kelly Steckelberg, Aparna Bawa, Velchamy Sankarlingam and Greg Tomb
2022	Eric S. Yuan	Kelly Steckelberg, Ryan Azus, Aparna Bawa and Janine Pelosi
2021	Eric S. Yuan	Kelly Steckelberg, Ryan Azus, Aparna Bawa and Velchamy Sankarlingam

(2)
Represents the amount of total compensation reported for Mr. Yuan (our PEO) and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation table for Fiscal Year 2025.”

(3)
Represents the amount of CAP for Mr. Yuan and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEOs’ total compensation for fiscal 2025 as reported in the Summary Compensation Table to determine the CAP:

Fiscal Year (“FY”)	NEOs	Summary Compensation Table Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted and Vested During Applicable FY*	Add: Change in Fair Value as of Vesting Date of Awards Granted in Prior FYs for which Applicable Vesting Conditions Were Satisfied During Applicable FY	Deduct: Fair Value as of Prior FY End of Awards Granted in Prior FYs for which Applicable Vesting Conditions Were Not Satisfied During Applicable FY	CAP
2025	PEO	$3,428,169	$963,688	$1,312,185	$9,171,467	—	$755,189	—	$13,703,322
	Average Non- PEO NEOs	$12,493,135	$12,060,216	$14,081,846	$991,262	$1,066,722	$26,588	$3,755,795	$12,843,542

*	The methodology used to determine the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(4)
Total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on January 31, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(5)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the NASDAQ Computer Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended January 31, 2025. The separate peer group used by the Compensation Committee as a reference point in determining compensation arrangements with our executive officers is described on page 38.

(6)	Net income attributable to Zoom as reported in our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2025.
(7)
As required by Item 402(v) of Regulation S-K, we have determined that Revenue is the Company-Selected Measure. Revenue is one component of our annual performance bonus program in which our NEOs participate and of the performance-vesting RSU awards which were granted to our NEOs, as further described in the “Compensation Discussion and Analysis” section above. We may determine a different financial performance measure to be the most important financial performance measure in future years. Our stock price may have a more prominent impact on our CAP year-over-year than Revenue. As further described in the CD&A, our executive compensation program historically has been heavily weighted towards equity-based compensation which, upon vesting, delivers value directly aligned with our stock price.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Fiscal Year	PEO	Non-PEO NEOs
2025	Eric S. Yuan	Michelle Chang, Kelly Steckelberg, Aparna Bawa and Velchamy Sankarlingam
2024	Eric S. Yuan	Kelly Steckelberg, Aparna Bawa and Velchamy Sankarlingam
2023	Eric S. Yuan	Kelly Steckelberg, Aparna Bawa, Velchamy Sankarlingam and Greg Tomb
2022	Eric S. Yuan	Kelly Steckelberg, Ryan Azus, Aparna Bawa and Janine Pelosi
2021	Eric S. Yuan	Kelly Steckelberg, Ryan Azus, Aparna Bawa and Velchamy Sankarlingam

Peer Group Issuers, Footnote
(5)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the NASDAQ Computer Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended January 31, 2025. The separate peer group used by the Compensation Committee as a reference point in determining compensation arrangements with our executive officers is described on page 38.

PEO Total Compensation Amount	$ 3,428,169	$ 28,082,133	$ 75,959,683	$ 1,115,089	$ 949,748
PEO Actually Paid Compensation Amount	$ 13,703,322	21,165,565	43,840,026	(26,702,869)	89,602,053
Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of CAP for Mr. Yuan and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEOs’ total compensation for fiscal 2025 as reported in the Summary Compensation Table to determine the CAP:

Fiscal Year (“FY”)	NEOs	Summary Compensation Table Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted and Vested During Applicable FY*	Add: Change in Fair Value as of Vesting Date of Awards Granted in Prior FYs for which Applicable Vesting Conditions Were Satisfied During Applicable FY	Deduct: Fair Value as of Prior FY End of Awards Granted in Prior FYs for which Applicable Vesting Conditions Were Not Satisfied During Applicable FY	CAP
2025	PEO	$3,428,169	$963,688	$1,312,185	$9,171,467	—	$755,189	—	$13,703,322
	Average Non- PEO NEOs	$12,493,135	$12,060,216	$14,081,846	$991,262	$1,066,722	$26,588	$3,755,795	$12,843,542

*	The methodology used to determine the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 12,493,135	11,660,924	32,519,158	512,500	10,281,937
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,843,542	8,969,101	20,324,162	(19,780,384)	78,892,651
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of CAP for Mr. Yuan and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEOs’ total compensation for fiscal 2025 as reported in the Summary Compensation Table to determine the CAP:

Fiscal Year (“FY”)	NEOs	Summary Compensation Table Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted and Vested During Applicable FY*	Add: Change in Fair Value as of Vesting Date of Awards Granted in Prior FYs for which Applicable Vesting Conditions Were Satisfied During Applicable FY	Deduct: Fair Value as of Prior FY End of Awards Granted in Prior FYs for which Applicable Vesting Conditions Were Not Satisfied During Applicable FY	CAP
2025	PEO	$3,428,169	$963,688	$1,312,185	$9,171,467	—	$755,189	—	$13,703,322
	Average Non- PEO NEOs	$12,493,135	$12,060,216	$14,081,846	$991,262	$1,066,722	$26,588	$3,755,795	$12,843,542

*	The methodology used to determine the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Required Tabular Disclosure of Most Important Measures
The most important financial performance measures used by us to link CAP to our named executive officers for the most recently completed fiscal year to our performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 23.
•	Revenue
•	Non-GAAP Income from Operations

Total Shareholder Return Amount	$ 113.94	84.68	98.3	202.2	487.64
Peer Group Total Shareholder Return Amount	288.9	220.03	142.05	183.2	146.11
Net Income (Loss)	$ 1,010,238,000	$ 637,462,000	$ 103,711,000	$ 1,375,639,000	$ 672,316,000
Company Selected Measure Amount	4,665,000,000	4,527,000,000	4,393,000,000	4,100,000,000	2,651,000,000
PEO Name	Eric S. Yuan	Eric S. Yuan	Eric S. Yuan	Eric S. Yuan	Eric S. Yuan
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Income from Operations
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (963,688)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,312,185
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,171,467
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	755,189
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,060,216)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,081,846
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	991,262
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,066,722
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,588
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,755,795)